Annual Total Returns - Health Care Portfolio [BarChart] - 02.28 VIP Sector Funds Initial Combo PRO-21 - Health Care Portfolio - VIP Health Care Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	8.31%
Annual Return 2012	20.81%
Annual Return 2013	56.12%
Annual Return 2014	32.83%
Annual Return 2015	6.37%
Annual Return 2016	(10.43%)
Annual Return 2017	25.05%
Annual Return 2018	7.86%
Annual Return 2019	28.37%
Annual Return 2020	21.58%